Commitments and Contingencies (Details) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies [Line Items]
Outstanding liability		$ 2,335,796
Original equipment cost		45.00%		45.00%
Purchases over obligation		$ 2,300,000				$ 2,300,000
Lease expiring term				August 31, 2025
Proceeds received				$ 4,455,852
Monthly payment		$ 28,011	$ 552,786	1,713,518	$ 378,524
Repayment of company				1,713,521	378,524
Outstanding liability				$ 2,363,807	$ 4,077,328
Percentage of partial purchase				20.00%
Purchase cost				$ 2,300,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Purchase commitments term		2 years
leases cost				9,862
Maximum [Member]
Commitments and Contingencies [Line Items]
Purchase commitments term		3 years
leases cost				$ 18,358
Forecast [Member]
Commitments and Contingencies [Line Items]
Monthly payment	$ 189,262
Security deposit	$ 378,524